SEGMENT INFORMATION - Reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenue	$ 4,004	$ 3,698	$ 3,755
Adjusted EBITDA	1,691	1,612	1,747
CAPEX excl licenses and ROU	818	649	841
Additions other than through business combinations, property, plant and equipment	886	869
Additions other than through business combinations, right-of-use assets	200	318
Intangible assets other than licenses
Disclosure of operating segments [line items]
Additions other than through business combinations, intangible assets other than goodwill	167	101
Licenses
Disclosure of operating segments [line items]
Additions other than through business combinations, intangible assets other than goodwill	35	3
Operating segments | Pakistan
Disclosure of operating segments [line items]
Total revenue	1,382	1,119	1,285
Adjusted EBITDA	584	502	654
CAPEX excl licenses and ROU	193	130	258
Operating segments | Ukraine
Disclosure of operating segments [line items]
Total revenue	925	919	971
Adjusted EBITDA	518	541	575
CAPEX excl licenses and ROU	247	169	177
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Total revenue	854	774	636
Adjusted EBITDA	442	421	322
CAPEX excl licenses and ROU	179	165	122
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Total revenue	520	570	576
Adjusted EBITDA	180	214	210
CAPEX excl licenses and ROU	69	105	199
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Total revenue	273	268	233
Adjusted EBITDA	100	112	124
CAPEX excl licenses and ROU	115	65	64
Operating segments | Others
Disclosure of operating segments [line items]
Total revenue	55	55	66
Adjusted EBITDA	18	22	26
CAPEX excl licenses and ROU	13	10	16
HQ and eliminations
Disclosure of operating segments [line items]
Total revenue	(5)	(7)	(12)
Adjusted EBITDA	(151)	(200)	(164)
CAPEX excl licenses and ROU	$ 2	$ 5	$ 5